497(e)
                                                                       333-05593

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES --

SUPPLEMENT DATED DECEMBER 6, 2002, TO THE CURRENT ACCUMULATOR, ACCUMULATOR SELECT ("SELECT"), ACCUMULATOR PLUS ("PLUS") AND ACCUMULATOR ELITE ("ELITE") PROSPECTUSES FOR THE 2002 SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:

1) In "Contents of this Prospectus" under "Appendices," the following is added as the last item:

     IV - Hypothetical illustrations (APPLICABLE TO SELECT AND PLUS ONLY)

     V -  Hypothetical illustrations (APPLICABLE TO ACCUMULATOR AND ELITE ONLY)

2) Presently, the 25% outbound transfer restriction from the guaranteed interest option (GIO) discussed in "Transferring your money among investment options" under "Transferring your account value" has been removed until further notice. Therefore, any references to these restrictions in the Prospectus do not currently apply. You may transfer 100% of amounts in the GIO into the variable investment options and/or the Fixed Maturity Options at anytime. We will inform you at least 45 days in advance of the day we intend to reimpose the restriction.

3)   The following is added as an Appendix, as noted:


APPENDIX IV (IN SELECT AND PLUS ONLY) OR V (IN ACCUMULATOR AND ELITE ONLY):
HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator, Plus, Elite and Select contract, respectively. Each table illustrates the operation of a contract based on a male, issue age 60, who makes single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.30)% and 3.70% for the Accumulator contract, (2.50)% and 3.50% for the Plus contract, (2.70)% and 3.30% for the Elite contract and (2.80)% and 3.20% for the Select contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit and guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all policy charges.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.48%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


IM02-25 Supp (12/02)                                                   New Biz
130989                                                                  x00457

FOR ACCUMULATOR ONLY
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT

                                                                          TOTAL DEATH BENEFIT
                                                                                 WITH              LIFETIME ANNUAL
                       ACCOUNT VALUE        CASH VALUE                      PROTECTION PLUS         LIVING BENEFIT
                    ------------------- ------------------                ------------------- --------------------------
                                                             GUARANTEED
                                                               MINIMUM                         GUARANTEED   HYPOTHETICAL
  AGE   POLICY YEAR     0%        6%       0%        6%     DEATH BENEFIT     0%        6%       INCOME        INCOME
------ ------------ --------- --------- -------- --------- -------------- --------- --------- ------------ -------------
  60         1       100,000  100,000    93,000    93,000     100,000     100,000   100,000           0             0
  61         2        96,404  102,383    89,404    95,383     106,000     108,400   108,400           0             0
  62         3        92,846  104,788    86,846    98,788     112,360     117,304   117,304           0             0
  63         4        89,321  107,213    83,321   101,213     119,102     126,742   126,742           0             0
  64         5        85,825  109,655    80,825   104,655     126,248     136,747   136,747           0             0
  65         6        82,353  112,110    79,353   109,110     133,823     147,352   147,352           0             0
  66         7        78,901  114,574    77,901   113,574     141,852     158,593   158,593           0             0
  67         8        75,463  117,044    75,463   117,044     150,363     170,508   170,508           0             0
  68         9        72,035  119,516    72,035   119,516     159,385     183,139   183,139           0             0
  69        10        68,611  121,983    68,611   121,983     168,948     196,527   196,527           0             0
  70        11        65,187  124,442    65,187   124,442     179,085     210,719   210,719      10,584        10,584
  71        12        61,756  126,887    61,756   126,887     189,830     225,762   225,762      11,428        11,428
  72        13        58,313  129,310    58,313   129,310     201,220     241,708   241,708      12,315        12,315
  73        14        54,853  131,705    54,853   131,705     213,293     258,610   258,610      13,245        13,245
  74        15        51,369  134,066    51,369   134,066     226,090     276,527   276,527      14,266        14,266
  75        16        47,855  136,383    47,855   136,383     239,656     295,518   295,518      15,362        15,362
  76        17        44,275  138,647    44,275   138,647     254,035     315,649   315,649      16,512        16,512
  77        18        40,651  140,851    40,651   140,851     269,277     336,988   336,988      17,745        17,745
  78        19        36,978  142,982    36,978   142,982     285,434     359,607   359,607      19,038        19,038
  79        20        33,248  145,030    33,248   145,030     302,560     383,584   383,584      20,393        20,393
  80        21        29,454  146,984    29,454   146,984     320,714     408,999   408,999      21,841        21,841
  81        22        25,586  148,829    25,586   148,829     339,956     428,242   428,242      24,341        24,341
  82        23        21,637  150,552    21,637   150,552     360,354     448,639   448,639      27,279        27,279
  83        24        17,597  152,138    17,597   152,138     381,975     470,260   470,260      30,749        30,749
  84        25        13,458  153,571    13,458   153,571     404,893     493,179   493,179      34,821        34,821
  85        26         9,210  154,833     9,210   154,833     429,187     517,472   517,472      39,700        39,700

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

FOR ACCUMULATOR PLUS ONLY
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT

                                                                          TOTAL DEATH BENEFIT
                                                                                 WITH              LIFETIME ANNUAL
                       ACCOUNT VALUE        CASH VALUE                      PROTECTION PLUS         LIVING BENEFIT
                    ------------------- ------------------                ------------------- --------------------------
                                                             GUARANTEED
                                                               MINIMUM                         GUARANTEED   HYPOTHETICAL
  AGE   POLICY YEAR     0%        6%       0%        6%     DEATH BENEFIT     0%        6%       INCOME        INCOME
------ ------------ --------- --------- -------- --------- -------------- --------- --------- ------------ -------------
  60         1       104,000  104,000    96,000    96,000     104,000     104,000   104,000           0             0
  61         2       100,053  106,271    92,053    98,271     110,240     114,336   114,336           0             0
  62         3        96,158  108,554    89,158   101,554     116,854     123,596   123,596           0             0
  63         4        92,312  110,845    85,312   103,845     123,866     133,412   133,412           0             0
  64         5        88,507  113,142    82,507   107,142     131,298     143,817   143,817           0             0
  65         6        84,740  115,439    79,740   110,439     139,175     154,846   154,846           0             0
  66         7        81,004  117,734    77,004   113,734     147,526     166,536   166,536           0             0
  67         8        77,295  120,020    74,295   117,020     156,378     178,929   178,929           0             0
  68         9        73,607  122,295    73,607   122,295     165,760     192,064   192,064           0             0
  69        10        69,935  124,550    69,935   124,550     175,706     205,988   205,988           0             0
  70        11        66,272  126,782    66,272   126,782     186,248     220,747   220,747      11,007        11,007
  71        12        62,612  128,984    62,612   128,984     197,423     236,392   236,392      11,885        11,885
  72        13        58,949  131,147    58,949   131,147     209,268     252,976   252,976      12,807        12,807
  73        14        55,278  133,266    55,278   133,266     221,825     270,554   270,554      13,775        13,775
  74        15        51,591  135,331    51,591   135,331     235,134     289,188   289,188      14,837        14,837
  75        16        47,882  137,335    47,882   137,335     249,242     308,939   308,939      15,976        15,976
  76        17        44,114  139,266    44,114   139,266     264,197     329,875   329,875      17,173        17,173
  77        18        40,310  141,115    40,310   141,115     280,048     352,068   352,068      18,455        18,455
  78        19        36,463  142,872    36,463   142,872     296,851     375,592   375,592      19,800        19,800
  79        20        32,565  144,523    32,565   144,523     314,662     400,527   400,527      21,208        21,208
  80        21        28,608  146,055    28,608   146,055     333,542     426,959   426,959      22,714        22,714
  81        22        24,583  147,456    24,583   147,456     353,555     446,971   446,971      25,315        25,315
  82        23        20,482  148,710    20,482   148,710     374,768     468,185   468,185      28,370        28,370
  83        24        16,295  149,801    16,295   149,801     397,254     490,671   490,671      31,979        31,979
  84        25        12,012  150,712    12,012   150,712     421,089     514,506   514,506      36,214        36,214
  85        26         7,623  151,423     7,623   151,423     446,355     539,771   539,771      41,288        41,288

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

FOR ACCUMULATOR ELITE ONLY
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT

                                                                          TOTAL DEATH BENEFIT
                                                                                 WITH              LIFETIME ANNUAL
                       ACCOUNT VALUE        CASH VALUE                      PROTECTION PLUS         LIVING BENEFIT
                    ------------------- ------------------                ------------------- --------------------------
                                                             GUARANTEED
                                                               MINIMUM                         GUARANTEED   HYPOTHETICAL
  AGE   POLICY YEAR     0%        6%       0%        6%     DEATH BENEFIT     0%        6%       INCOME        INCOME
------ ------------ --------- --------- -------- --------- -------------- --------- --------- ------------ -------------
  60         1       100,000  100,000    92,000    92,000     100,000     100,000   100,000           0             0
  61         2        96,005  101,984    89,005    94,984     106,000     108,400   108,400           0             0
  62         3        92,075  103,970    86,075    97,970     112,360     117,304   117,304           0             0
  63         4        88,204  105,953    83,204   100,953     119,102     126,742   126,742           0             0
  64         5        84,386  107,930    84,386   107,930     126,248     136,747   136,747           0             0
  65         6        80,615  109,897    80,615   109,897     133,823     147,352   147,352           0             0
  66         7        76,888  111,850    76,888   111,850     141,852     158,593   158,593           0             0
  67         8        73,196  113,783    73,196   113,783     150,363     170,508   170,508           0             0
  68         9        69,536  115,692    69,536   115,692     159,385     183,139   183,139           0             0
  69        10        65,902  117,571    65,902   117,571     168,948     196,527   196,527           0             0
  70        11        62,286  119,414    62,286   119,414     179,085     210,719   210,719      10,584        10,584
  71        12        58,684  121,215    58,684   121,215     189,830     225,762   225,762      11,428        11,428
  72        13        55,088  122,966    55,088   122,966     201,220     241,708   241,708      12,315        12,315
  73        14        51,494  124,659    51,494   124,659     213,293     258,610   258,610      13,245        13,245
  74        15        47,863  126,288    47,863   126,288     226,090     276,527   276,527      14,266        14,266
  75        16        44,221  127,842    44,221   127,842     239,656     295,518   295,518      15,362        15,362
  76        17        40,560  129,312    40,560   129,312     254,035     315,649   315,649      16,512        16,512
  77        18        36,873  130,688    36,873   130,688     269,277     336,988   336,988      17,745        17,745
  78        19        33,153  131,959    33,153   131,959     285,434     359,607   359,607      19,038        19,038
  79        20        29,392  133,114    29,392   133,114     302,560     383,584   383,584      20,393        20,393
  80        21        25,582  134,139    25,582   134,139     320,714     408,999   408,999      21,841        21,841
  81        22        21,715  135,021    21,715   135,021     339,956     428,242   428,242      24,341        24,341
  82        23        17,781  135,745    17,781   135,745     360,354     448,639   448,639      27,279        27,279
  83        24        13,773  136,296    13,773   136,296     381,975     470,260   470,260      30,749        30,749
  84        25         9,680  136,657     9,680   136,657     404,893     493,179   493,179      34,821        34,821
  85        26         5,493  136,810     5,493   136,810     429,187     517,472   517,472      39,700        39,700

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

FOR ACCUMULATOR SELECT ONLY
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT

                                                                           TOTAL DEATH BENEFIT
                                                                                  WITH              LIFETIME ANNUAL
                       ACCOUNT VALUE        CASH VALUE                       PROTECTION PLUS         LIVING BENEFIT
                    ------------------- -------------------                ------------------- --------------------------
                                                              GUARANTEED
                                                                MINIMUM                         GUARANTEED   HYPOTHETICAL
  AGE   POLICY YEAR     0%        6%        0%        6%     DEATH BENEFIT     0%        6%       INCOME        INCOME
------ ------------ --------- --------- --------- --------- -------------- --------- --------- ------------ -------------
  60         1       100,000  100,000    100,000  100,000      100,000     100,000   100,000           0             0
  61         2        95,906  101,885     95,906  101,885      106,000     108,400   108,400           0             0
  62         3        91,883  103,766     91,883  103,766      112,360     117,304   117,304           0             0
  63         4        87,926  105,640     87,926  105,640      119,102     126,742   126,742           0             0
  64         5        84,028  107,502     84,028  107,502      126,248     136,747   136,747           0             0
  65         6        80,185  109,350     80,185  109,350      133,823     147,352   147,352           0             0
  66         7        76,391  111,177     76,391  111,177      141,852     158,593   158,593           0             0
  67         8        72,639  112,980     72,639  112,980      150,363     170,508   170,508           0             0
  68         9        68,923  114,753     68,923  114,753      159,385     183,139   183,139           0             0
  69        10        65,238  116,490     65,238  116,490      168,948     196,527   196,527           0             0
  70        11        61,578  118,185     61,578  118,185      179,085     210,719   210,719      10,584        10,584
  71        12        57,936  119,832     57,936  119,832      189,830     225,762   225,762      11,428        11,428
  72        13        54,306  121,423     54,306  121,423      201,220     241,708   241,708      12,315        12,315
  73        14        50,681  122,950     50,681  122,950      213,293     258,610   258,610      13,245        13,245
  74        15        47,024  124,405     47,024  124,405      226,090     276,527   276,527      14,266        14,266
  75        16        43,361  125,780     43,361  125,780      239,656     295,518   295,518      15,362        15,362
  76        17        39,683  127,064     39,683  127,064      254,035     315,649   315,649      16,512        16,512
  77        18        35,983  128,248     35,983  128,248      269,277     336,988   336,988      17,745        17,745
  78        19        32,254  129,320     32,254  129,320      285,434     359,607   359,607      19,038        19,038
  79        20        28,488  130,268     28,488  130,268      302,560     383,584   383,584      20,393        20,393
  80        21        24,677  131,079     24,677  131,079      320,714     408,999   408,999      21,841        21,841
  81        22        20,813  131,741     20,813  131,741      339,956     428,242   428,242      24,341        24,341
  82        23        16,886  132,238     16,886  132,238      360,354     448,639   448,639      27,279        27,279
  83        24        12,888  132,554     12,888  132,554      381,975     470,260   470,260      30,749        30,749
  84        25         8,809  132,673      8,809  132,673      404,893     493,179   493,179      34,821        34,821
  85        26         4,640  132,576      4,640  132,576      429,187     517,472   517,472      39,700        39,700

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.